Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
September 30, 2024
VF-2035-NPRT3-1124
1.903281.115
Bond Funds - 27.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,831,299	17,177,586
Fidelity International Bond Index Fund (a)	765,562	7,196,285
Fidelity Long-Term Treasury Bond Index Fund (a)	2,635,255	26,721,481
VIP High Income Portfolio - Initial Class (a)	1,254,901	6,249,405
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,821,146	47,777,554
TOTAL BOND FUNDS (Cost $105,064,546)		105,122,311

Domestic Equity Funds - 38.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	407,260	25,579,990
VIP Equity-Income Portfolio - Initial Class (a)	705,618	20,667,544
VIP Growth & Income Portfolio - Initial Class (a)	874,722	28,463,456
VIP Growth Portfolio - Initial Class (a)	361,718	42,386,152
VIP Mid Cap Portfolio - Initial Class (a)	154,282	6,516,892
VIP Value Portfolio - Initial Class (a)	687,474	14,450,703
VIP Value Strategies Portfolio - Initial Class (a)	394,465	7,151,642
TOTAL DOMESTIC EQUITY FUNDS (Cost $98,829,288)		145,216,379

International Equity Funds - 33.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,444,387	43,537,054
VIP Overseas Portfolio - Initial Class (a)	2,857,220	84,430,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $103,152,385)		127,967,902

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $307,046,219)	378,306,592
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,125)
NET ASSETS - 100.0%	378,262,467

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,336,840	7,185,671	1,940,202	167,344	(69,375)	664,652	17,177,586
Fidelity International Bond Index Fund	7,204,463	2,312,366	2,477,596	93,253	(89,455)	246,507	7,196,285
Fidelity Long-Term Treasury Bond Index Fund	19,284,316	13,285,801	6,322,529	606,674	(307,178)	781,071	26,721,481
VIP Contrafund Portfolio - Initial Class	19,888,473	5,981,385	5,823,779	76,823	275,958	5,257,953	25,579,990
VIP Emerging Markets Portfolio - Initial Class	33,040,517	12,054,774	8,362,790	27,805	385,174	6,419,379	43,537,054
VIP Equity-Income Portfolio - Initial Class	16,127,207	5,729,520	4,237,935	87,369	98,041	2,950,711	20,667,544
VIP Government Money Market Portfolio - Initial Class	-	637,673	637,673	2,754	-	-	-
VIP Growth & Income Portfolio - Initial Class	22,168,948	6,796,586	5,069,704	143,199	46,095	4,521,531	28,463,456
VIP Growth Portfolio - Initial Class	32,937,468	9,983,521	8,788,636	472,854	405,613	7,848,186	42,386,152
VIP High Income Portfolio - Initial Class	5,010,573	1,584,301	794,059	2,096	(8,050)	456,640	6,249,405
VIP Investment Grade Bond II Portfolio - Initial Class	46,396,638	16,436,545	17,087,990	26,579	(584,742)	2,617,103	47,777,554
VIP Mid Cap Portfolio - Initial Class	5,048,090	1,855,518	1,261,113	91,402	24,470	849,927	6,516,892
VIP Overseas Portfolio - Initial Class	67,809,728	18,731,290	12,110,451	251,699	128,942	9,871,339	84,430,848
VIP Value Portfolio - Initial Class	11,248,764	4,500,097	2,625,772	235,321	49,857	1,277,757	14,450,703
VIP Value Strategies Portfolio - Initial Class	5,566,689	2,349,571	1,407,208	76,264	36,790	605,800	7,151,642
	303,068,714	109,424,619	78,947,437	2,361,436	392,140	44,368,556	378,306,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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